Capital Leases	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
NOTE 13 - Capital Leases

Acquisition Sub #4 entered into a capital Equipment Lease Agreement with Full Circle, a former related party, as its sole owner was on our Board of Directors until August 22, 2014, whereby it agreed to lease Full Circle's equipment for $32,900 a month for a term of five years with an option to purchase the equipment at the end of the lease for $200,000. The net present value of the equipment is estimated at $1,714,974 based on a 9% discount rate. The lease is amortized over the five-year term at a rate of 9%. The equipment acquired included a distillation column and infrastructure, tanks and related equipment, filtration equipment, and vehicles. Depreciation on the cost of its equipment is calculated using the straight-line method over an estimated useful life, ranging from five to twenty-five years, and zero salvage value.

On May 22, 2014, the Company entered into a capital equipment lease agreement with Balboa Capital, whereby it agreed to lease carbon vessels for $1,030 a month for a term of two years with an option to purchase the equipment at the end of the lease for $1. The net present value of the equipment is estimated at $22,154 based on a discount rate of 11%. The lease is amortized over the two-year term at the rate of 11%. Depreciation on the cost of its equipment is calculated using the straight-line method over an estimated useful life of ten years, and zero salvage value.

On August 26, 2014, the Company entered into a capital lease agreement with De Lage Laden, whereby it agreed to lease a forklift for $347 a month for a term of five years with an option to purchase the equipment at the end of the lease for $1. The net present value of the equipment is estimated at $25,200 based on a discount rate of 4%. The lease is amortized over the five-year term at the rate of 4%. Depreciation on the cost of its equipment is calculated using the straight-line method over an estimated useful life of fifteen years, and zero salvage value.

At December 31, 2014, the value of the assets under the capital leases was $1,604,915, net. The depreciation expense for the year ended December 31, 2014 was $79,540.

Future minimum lease payments are due as follow:

Year Ended December 31,	Principal	Interest	Total
2015	$326,656	$84,674	$411,330
2016	351,048	54,101	405,149
2017	377,238	21,729	398,967
2018	165,738	430	166,168
2019	2,398	32	2,430
Total minimum lease payments	$1,223,078	$160,966	$1,384,044